Quarterly Holdings Report
for

Fidelity® Worldwide Fund

July 31, 2021

WLD-QTLY-0921
1.804829.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 0.5%
Bapcor Ltd.	560,404	$3,355,820
Lynas Rare Earths Ltd. (a)	1,076,937	5,800,877
National Storage REIT unit	3,779,850	5,908,285
Rio Tinto Ltd.	317	31,038
Technology One Ltd.	249,900	1,731,193

TOTAL AUSTRALIA		16,827,213

Austria - 0.4%
Erste Group Bank AG	165,300	6,414,010
Wienerberger AG	136,800	5,592,134

TOTAL AUSTRIA		12,006,144

Bailiwick of Jersey - 0.1%
Experian PLC	104,377	4,595,283
Belgium - 0.5%
KBC Groep NV	131,764	10,613,113
UCB SA	40,500	4,381,533

TOTAL BELGIUM		14,994,646

Brazil - 0.1%
Rede D'Oregon Sao Luiz SA (b)	158,400	2,098,517
British Virgin Islands - 0.1%
Fix Price Group Ltd. GDR (Reg. S) (a)	252,800	1,932,656
Canada - 0.6%
Brookfield Asset Management, Inc. Class A	28,000	1,511,720
Constellation Software, Inc.	4,900	7,848,916
Shopify, Inc. Class A (a)	3,000	4,503,847
Suncor Energy, Inc.	223,900	4,407,650
Topicus.Com, Inc.	8,183	616,545

TOTAL CANADA		18,888,678

Cayman Islands - 0.6%
Akeso, Inc. (a)(b)	226,000	1,499,173
Hansoh Pharmaceutical Group Co. Ltd. (b)	306,000	1,096,633
Medlive Technology Co. Ltd.	57,000	224,812
Medlive Technology Co. Ltd.	222,500	789,801
Sea Ltd. ADR (a)	48,600	13,421,376
Zai Lab Ltd. (a)	21,900	3,074,891

TOTAL CAYMAN ISLANDS		20,106,686

China - 0.1%
Kweichow Moutai Co. Ltd. (A Shares)	8,800	2,286,656
WuXi AppTec Co. Ltd. (H Shares) (b)	87,780	1,940,588

TOTAL CHINA		4,227,244

Curacao - 0.1%
Schlumberger Ltd.	82,000	2,364,060
Denmark - 0.6%
A.P. Moller - Maersk A/S Series B	1,200	3,330,268
ORSTED A/S (b)	39,600	5,881,588
Vestas Wind Systems A/S	249,000	9,180,163

TOTAL DENMARK		18,392,019

Finland - 0.5%
Musti Group OYJ	83,200	3,438,569
Nanoform Finland PLC (a)	710,832	5,986,894
Neste Oyj	97,200	5,975,027

TOTAL FINLAND		15,400,490

France - 2.1%
AXA SA	223,400	5,785,401
BNP Paribas SA	115,900	7,067,489
Capgemini SA	46,000	9,944,927
Elior SA (a)(b)	321,900	2,205,206
Hydrogen Refueling Solutions	56,700	2,145,606
LVMH Moet Hennessy Louis Vuitton SE	22,539	18,046,242
Sartorius Stedim Biotech	1,000	570,942
Societe Generale Series A	167,700	4,911,218
SR Teleperformance SA	13,700	5,779,078
VINCI SA	50,263	5,319,100
Worldline SA (a)(b)	45,700	4,277,839

TOTAL FRANCE		66,053,048

Germany - 2.7%
adidas AG	18,169	6,597,366
Allianz SE	38,600	9,615,743
Brenntag AG	58,700	5,863,088
Daimler AG (Germany)	136,500	12,189,573
Deutsche Post AG	215,300	14,591,150
Exasol AG (a)	115,475	2,582,115
Instone Real Estate Group BV (b)	94,872	2,937,344
Linde PLC	10,034	3,072,716
Merck KGaA	14,900	3,051,610
Nexus AG	46,000	3,661,479
Shop Apotheke Europe NV (a)(b)	18,200	2,731,103
Siemens AG	62,900	9,814,486
Siemens Healthineers AG (b)	66,100	4,365,931
SUSE SA (a)	59,000	1,881,998

TOTAL GERMANY		82,955,702

Greece - 0.1%
Alpha Bank AE (a)	763,500	985,960
Piraeus Financial Holdings SA (a)	470,500	809,289

TOTAL GREECE		1,795,249

Hong Kong - 0.6%
AIA Group Ltd.	808,600	9,675,517
Antengene Corp. (b)	895,402	1,647,665
Hong Kong Exchanges and Clearing Ltd.	107,400	6,854,893

TOTAL HONG KONG		18,178,075

Hungary - 0.3%
OTP Bank PLC (a)	117,700	6,348,030
Richter Gedeon PLC	86,900	2,385,099

TOTAL HUNGARY		8,733,129

India - 1.5%
Avenue Supermarts Ltd. (a)(b)	16,542	778,955
Axis Bank Ltd. (a)	264,100	2,518,317
Eicher Motors Ltd.	54,500	1,854,885
HDFC Bank Ltd.	221,924	4,274,857
HDFC Bank Ltd. sponsored ADR (a)	114,786	8,100,448
Housing Development Finance Corp. Ltd.	258,394	8,484,649
Lupin Ltd.	1,335	19,886
Pine Labs Private Ltd. (c)(d)	792	295,305
Reliance Industries Ltd.	267,600	7,326,078
Reliance Industries Ltd.	10,760	204,125
Reliance Industries Ltd. sponsored GDR (b)	36,700	2,029,510
Sunteck Realty Ltd.	186,516	955,116
V-Mart Retail Ltd. (a)	106,503	5,558,052
Zomato Ltd. (c)	2,358,400	3,599,769

TOTAL INDIA		45,999,952

Ireland - 2.8%
Accenture PLC Class A	47,000	14,930,960
Adient PLC (a)	41,000	1,727,330
Cairn Homes PLC (a)	2,946,839	3,797,090
CRH PLC	202,900	10,140,761
Dalata Hotel Group PLC (a)	1,126,374	5,157,582
Flutter Entertainment PLC (a)	21,100	3,607,467
Horizon Therapeutics PLC (a)	30,000	3,000,600
Linde PLC	82,000	25,205,980
Medtronic PLC	112,000	14,706,720
Ryanair Holdings PLC sponsored ADR (a)	35,874	3,911,701

TOTAL IRELAND		86,186,191

Italy - 0.5%
BFF Bank SpA (b)	403,100	4,212,743
GVS SpA (b)	158,100	2,419,345
Intesa Sanpaolo SpA	1,304,600	3,604,020
Reply SpA	26,900	4,808,856

TOTAL ITALY		15,044,964

Japan - 5.8%
Daiichi Sankyo Kabushiki Kaisha	210,700	4,172,768
Daiichikosho Co. Ltd.	55,700	1,942,049
FANUC Corp.	31,200	6,987,794
FUJIFILM Holdings Corp.	110,800	7,951,320
Fujitsu Ltd.	26,300	4,474,430
Hitachi Ltd.	200,100	11,509,596
Hoya Corp.	86,700	12,174,591
Itochu Corp.	228,700	6,769,346
JEOL Ltd.	76,800	4,963,420
Keyence Corp.	18,940	10,486,446
Lifenet Insurance Co. (a)	157,600	1,623,335
Minebea Mitsumi, Inc.	363,400	9,812,130
Misumi Group, Inc.	60,900	2,109,475
Mitsubishi Electric Corp.	235,200	3,191,018
Mitsubishi UFJ Financial Group, Inc.	585,500	3,093,010
NSD Co. Ltd.	226,400	3,867,404
ORIX Corp.	568,300	9,904,650
PALTAC Corp.	40,500	1,871,701
Persol Holdings Co. Ltd.	222,900	4,459,829
Recruit Holdings Co. Ltd.	251,300	13,025,042
Renesas Electronics Corp. (a)	688,300	7,409,711
SHIFT, Inc. (a)	18,800	3,441,083
Shiseido Co. Ltd.	45,200	3,020,975
SMC Corp.	7,000	4,134,725
Sony Group Corp.	125,100	13,068,758
THK Co. Ltd.	113,000	3,203,409
TIS, Inc.	134,100	3,465,416
Toyota Motor Corp. sponsored ADR (e)	41,000	7,373,440
Z Holdings Corp.	1,272,600	6,369,596
ZOZO, Inc.	135,400	4,597,466

TOTAL JAPAN		180,473,933

Kenya - 0.1%
Safaricom Ltd.	5,920,700	2,287,048
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	144,880	9,865,956
Samsung SDI Co. Ltd.	5,120	3,291,162

TOTAL KOREA (SOUTH)		13,157,118

Luxembourg - 0.3%
B&M European Value Retail SA	315,800	2,427,460
Eurofins Scientific SA	51,610	6,173,663

TOTAL LUXEMBOURG		8,601,123

Netherlands - 2.0%
Adyen BV (a)(b)	1,800	4,878,093
AerCap Holdings NV (a)	93,300	4,944,900
Airbus Group NV (a)	80,000	10,973,505
ASML Holding NV (Netherlands)	31,200	23,848,803
IMCD NV	23,900	4,139,301
ING Groep NV (Certificaten Van Aandelen)	241,800	3,102,464
NXP Semiconductors NV	43,500	8,977,965
RHI Magnesita NV	42,522	2,236,555

TOTAL NETHERLANDS		63,101,586

New Zealand - 0.2%
EBOS Group Ltd.	72,992	1,577,476
Ryman Healthcare Group Ltd.	501,375	4,603,879

TOTAL NEW ZEALAND		6,181,355

Norway - 0.7%
Equinor ASA	471,280	9,198,622
Kongsberg Gruppen ASA	231,300	6,623,719
Schibsted ASA (A Shares)	73,700	3,907,420
Volue A/S	341,200	1,778,461

TOTAL NORWAY		21,508,222

Philippines - 0.0%
D&L Industries, Inc.	7,836,300	1,255,189
Poland - 0.1%
Allegro.eu SA (a)(b)	269,200	4,618,850
Spain - 0.6%
Aena SME SA (a)(b)	13,500	2,149,129
Amadeus IT Holding SA Class A (a)	118,200	7,745,463
Cellnex Telecom SA (b)	131,656	8,580,361

TOTAL SPAIN		18,474,953

Sweden - 1.4%
ASSA ABLOY AB (B Shares)	178,400	5,722,411
EQT AB	104,700	5,047,454
Ericsson (B Shares)	30,966	357,167
Evolution AB (b)	23,700	4,128,586
HEXPOL AB (B Shares)	189,100	2,574,523
Indutrade AB	279,300	9,110,571
Kry International AB (d)	489	207,453
Nibe Industrier AB (B Shares)	310,700	3,710,325
Nordnet AB	296,200	4,779,306
Stillfront Group AB (a)	394,180	3,006,124
Svenska Handelsbanken AB (A Shares)	422,500	4,761,284

TOTAL SWEDEN		43,405,204

Switzerland - 3.6%
ADC Therapeutics SA (a)	74,800	1,573,792
Dufry AG (a)	53,050	2,806,758
Garmin Ltd.	82,000	12,890,400
Lonza Group AG	15,902	12,381,711
Nestle SA (Reg. S)	137,350	17,392,586
Partners Group Holding AG	5,958	10,184,868
Roche Holding AG (participation certificate)	65,649	25,361,009
Schindler Holding AG (participation certificate)	11,448	3,705,419
Sika AG	28,169	9,922,976
Swiss Re Ltd.	96,820	8,766,547
Zur Rose Group AG (a)	13,250	4,929,348

TOTAL SWITZERLAND		109,915,414

Taiwan - 0.4%
MediaTek, Inc.	128,000	4,189,369
Taiwan Semiconductor Manufacturing Co. Ltd.	430,000	8,995,470

TOTAL TAIWAN		13,184,839

United Kingdom - 3.7%
Anglo American PLC (United Kingdom)	243,958	10,810,749
Big Yellow Group PLC	184,600	3,725,745
Bytes Technology Group PLC	570,600	3,826,078
Compass Group PLC (a)	500,050	10,572,007
Cranswick PLC	45,396	2,555,568
Dechra Pharmaceuticals PLC	59,400	4,103,530
Deliveroo PLC	260,000	1,132,989
Deliveroo PLC Class A (a)(b)	378,100	1,734,345
Diageo PLC	173,620	8,609,167
Diageo PLC sponsored ADR	30,000	5,946,300
Dr. Martens Ltd. (a)	407,300	2,451,417
J.D. Weatherspoon PLC (a)	172,100	2,715,136
JD Sports Fashion PLC	558,700	6,966,039
Jet2 PLC (a)	171,400	2,957,824
JTC PLC (b)	378,800	3,380,335
Lloyds Banking Group PLC	5,707,312	3,608,545
M&G PLC	3,308,114	10,364,520
Next PLC	37,000	4,053,713
Ocado Group PLC (a)	120,900	3,117,346
Prudential PLC (a)	482,312	9,057,256
THG PLC	231,500	1,884,051
Vistry Group PLC	258,955	4,292,373
WH Smith PLC (a)	144,000	3,252,600
Zegona Communications PLC	1,659,900	3,357,065

TOTAL UNITED KINGDOM		114,474,698

United States of America - 63.4%
10X Genomics, Inc. (a)	31,000	5,680,130
Abbott Laboratories	47,000	5,686,060
Adobe, Inc. (a)	106,124	65,969,862
Alphabet, Inc. Class A (a)	45,000	121,253,850
Amazon.com, Inc. (a)	29,800	99,162,182
Apple, Inc.	714,000	104,144,040
Ares Management Corp.	45,000	3,222,450
Arthur J. Gallagher & Co.	86,000	11,980,660
B. Riley Financial, Inc.	14,000	945,840
Baker Hughes Co. Class A	448,000	9,515,520
BRP Group, Inc. (a)	40,000	1,090,400
Caesars Entertainment, Inc. (a)	794,000	69,363,840
Callaway Golf Co. (a)	54,000	1,710,720
CDW Corp.	12,000	2,200,200
Chart Industries, Inc. (a)	80,000	12,436,000
Cheniere Energy, Inc. (a)	62,000	5,265,660
Cleveland-Cliffs, Inc. (a)	681,000	17,025,000
Concentrix Corp. (a)	6,000	982,380
Constellation Brands, Inc. Class A (sub. vtg.)	61,000	13,684,740
Coupang, Inc. Class A (a)(e)	16,800	610,176
Crocs, Inc. (a)	16,553	2,248,063
Danaher Corp.	77,000	22,906,730
Deckers Outdoor Corp. (a)	79,731	32,757,481
Dlocal Ltd.	70,400	3,177,856
Eli Lilly & Co.	87,000	21,184,500
Encompass Health Corp.	2	167
Exxon Mobil Corp.	347,000	19,976,790
Facebook, Inc. Class A (a)	322,000	114,728,600
First Republic Bank	40,000	7,800,800
Floor & Decor Holdings, Inc. Class A (a)	62,000	7,564,620
Freeport-McMoRan, Inc.	388,000	14,782,800
Generac Holdings, Inc. (a)	3,500	1,467,760
General Electric Co.	360,000	4,662,000
Hess Corp.	215,313	16,458,526
Intuit, Inc.	158,700	84,106,239
JPMorgan Chase & Co.	53,000	8,044,340
KBR, Inc.	198,000	7,662,600
KKR & Co. LP	25,000	1,594,000
Lowe's Companies, Inc.	219,000	42,199,110
lululemon athletica, Inc. (a)	12,000	4,802,040
Marriott International, Inc. Class A (a)	16,000	2,335,680
Marsh & McLennan Companies, Inc.	68,000	10,010,960
Marvell Technology, Inc.	1,094,900	66,252,399
MasterCard, Inc. Class A	98,000	37,822,120
MercadoLibre, Inc. (a)	2,400	3,764,880
Microsoft Corp.	441,000	125,645,306
Monster Beverage Corp. (a)	15,000	1,414,800
Morgan Stanley	180,000	17,276,400
MSCI, Inc.	18,000	10,727,280
NextEra Energy, Inc.	53,000	4,128,700
NICE Systems Ltd. sponsored ADR (a)	11,200	3,120,880
NIKE, Inc. Class B	20,000	3,350,200
NVIDIA Corp.	448,000	87,355,520
Old Dominion Freight Lines, Inc.	13,000	3,498,950
Olin Corp.	704,000	33,109,120
ON Semiconductor Corp. (a)	558,000	21,795,480
Oshkosh Corp.	43,000	5,140,650
Otis Worldwide Corp.	29,000	2,596,950
Outset Medical, Inc.	25,486	1,043,907
Owens & Minor, Inc.	114,000	5,272,500
PayPal Holdings, Inc. (a)	382,000	105,252,460
Penn National Gaming, Inc. (a)	20,592	1,408,081
RH (a)	8,000	5,312,640
Rogers Corp. (a)	27,000	5,146,200
Royalty Pharma PLC	94,600	3,613,720
S&P Global, Inc.	256,628	110,021,556
Seer, Inc.	16,133	515,288
Signature Bank	99,000	22,470,030
Square, Inc. (a)	117,000	28,929,420
Stripe, Inc. Class B (a)(c)(d)	10,000	401,250
Stryker Corp.	98,000	26,552,120
SVB Financial Group (a)	25,000	13,749,000
T-Mobile U.S., Inc. (a)	48,700	7,013,774
TaskUs, Inc.	19,000	578,550
The Boeing Co. (a)	90,000	20,383,200
Thermo Fisher Scientific, Inc.	38,000	20,520,380
Triumph Group, Inc. (a)	580,000	11,049,000
Twitter, Inc. (a)	148,000	10,323,000
Ulta Beauty, Inc. (a)	54,000	18,133,200
Union Pacific Corp.	67,000	14,656,920
Visa, Inc. Class A	55,000	13,551,450
Wayfair LLC Class A (a)	13,829	3,337,767
Wells Fargo & Co.	1,758,000	80,762,520
Zoetis, Inc. Class A	27,000	5,472,900
Zoom Video Communications, Inc. Class A (a)	45,000	17,014,500

TOTAL UNITED STATES OF AMERICA		1,961,886,340

TOTAL COMMON STOCKS
(Cost $1,989,633,077)		3,019,305,818

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.2%
China - 0.1%
ByteDance Ltd. Series E1 (c)(d)	14,425	1,676,041
dMed Biopharmaceutical Co. Ltd. Series C (c)(d)	138,905	1,921,056
		3,597,097
India - 0.0%
Delhivery Pvt Ltd. Series H (c)(d)	2,037	976,941
United States of America - 0.1%
Instacart, Inc. Series I (c)(d)	8,000	1,000,000
Stripe, Inc. Series H (c)(d)	4,200	168,525
		1,168,525

TOTAL CONVERTIBLE PREFERRED STOCKS		5,742,563

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.4%
Volkswagen AG	47,400	11,554,905
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (c)(d)	1,892	705,451
Series A (c)(d)	473	176,363
Series B (c)(d)	514	191,650
Series B2 (c)(d)	416	155,110
Series C (c)(d)	774	288,594
Series C1 (c)(d)	163	60,776
Series D (c)(d)	174	64,878
		1,642,822
Sweden - 0.0%
Kry International AB Series E (d)	2,824	1,261,130

TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,458,857

TOTAL PREFERRED STOCKS
(Cost $16,950,554)		20,201,420

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.06% (f)	58,662,816	58,674,549
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	4,533,043	4,533,496
TOTAL MONEY MARKET FUNDS
(Cost $63,204,501)		63,208,045
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,069,788,132)		3,102,715,283
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,208,891)
NET ASSETS - 100%		$3,095,506,392

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,591,839 or 2.2% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,681,709 or 0.4% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$1,580,608
Delhivery Pvt Ltd. Series H	5/20/21	$994,308
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$1,972,888
Instacart, Inc. Series I	2/26/21	$1,000,000
Pine Labs Private Ltd.	6/30/21	$295,305
Pine Labs Private Ltd. Series 1	6/30/21	$705,451
Pine Labs Private Ltd. Series A	6/30/21	$176,363
Pine Labs Private Ltd. Series B	6/30/21	$191,650
Pine Labs Private Ltd. Series B2	6/30/21	$155,110
Pine Labs Private Ltd. Series C	6/30/21	$288,594
Pine Labs Private Ltd. Series C1	6/30/21	$60,776
Pine Labs Private Ltd. Series D	6/30/21	$64,878
Stripe, Inc. Class B	5/18/21	$401,284
Stripe, Inc. Series H	3/15/21	$168,525
Zomato Ltd.	12/9/20 - 2/10/21	$1,583,813

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,455
Fidelity Securities Lending Cash Central Fund	82,567
Total	$102,022

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$69,101,346	$710,987,428	$721,414,374	$149	$--	$58,674,549	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	13,681,346	152,880,952	162,028,802	--	--	4,533,496	0.0%
Total	$82,782,692	$863,868,380	$883,443,176	$149	$--	$63,208,045

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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